FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 19, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,681
Current portion of long-term debt	1,125		$ 1,338
Total long-term debt, net of current portion	8,369		9,067
Long-term debt | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	8,555		9,577
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion	7,430		8,239
Corporate borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	8,135		9,305
5.4 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	5,400			$ 5,500
Notional amount | €		€ 5,400
5.4 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	0		0
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		391
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.95%	0.95%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		799
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.00%	1.00%
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000
€1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 585		567
€1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 290		289
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 183		183
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 826		796
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400		399
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 659		635
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 1,200
Notional amount	1,200
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,195		1,193
1.2 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 496		495
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 1,000
Notional amount	1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 989		988
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 672		672
1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 428		428
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 81	€ 73
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 81		140
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.16%	1.16%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 309		299
EIB loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.22%	5.22%
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 799	€ 723
Schuldschein loans | Fixed interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100		96
Schuldschein loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.50%	2.50%
Schuldschein loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
Schuldschein loans | Floating interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 699		674
Schuldschein loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.10%	5.10%
Schuldschein loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.40%	5.40%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		18
Other loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	180.00%	180.00%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 223		243
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.70%	0.70%
Other loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.20%	4.20%
EBRD Facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.20%	7.20%
EBRD Facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.90%	7.90%
Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.00%	0.00%
Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.00%	8.00%
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 207		228
Total long-term debt, net of current portion	939		828
Americas | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	45		57
Americas | Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 45		57
Americas | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.00%	0.00%
Americas | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	9.50%	9.50%
Europe, Asia & Africa | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 375		215
Europe, Asia & Africa | EBRD Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	177		86
Europe, Asia & Africa | Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 198		$ 129